Document and Entity information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUPERFUND GREEN, L.P.
Entity Central Index Key	0001168990
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Statements of Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, at fair value (amortized cost)	$ 17,650,000	$ 38,347,223
Due from brokers	46,453,083	49,302,554
Unrealized appreciation on open forward contracts	372,011	865,855
Futures contracts sold	923,781	0
Futures contracts purchased	114,873	8,737,815
Cash	989,356	2,069,942
Total assets	66,503,104	99,323,389
LIABILITIES
Unrealized depreciation on open forward contracts	243,000	198,269
Futures contracts sold	0	1,410,287
Subscriptions received in advance	154,700	1,180,791
Redemptions payable	2,046,267	3,004,972
Management fees payable	213,322	148,834
Fees payable	416,117	314,765
Total liabilities	3,073,406	6,257,918
NET ASSETS	63,429,698	93,065,471
SERIES A
ASSETS
U.S. Government securities, at fair value (amortized cost)	8,300,000	16,066,728
Due from brokers	22,845,252	20,354,921
Unrealized appreciation on open forward contracts	129,634	280,718
Futures contracts sold	349,440	0
Futures contracts purchased	42,325	2,839,432
Cash	333,206	770,535
Total assets	31,999,857	40,312,334
LIABILITIES
Unrealized depreciation on open forward contracts	87,311	57,275
Futures contracts sold	0	445,767
Subscriptions received in advance	64,000	259,196
Redemptions payable	674,637	806,835
Management fees payable	101,476	60,901
Fees payable	194,547	125,422
Total liabilities	1,121,971	1,755,396
NET ASSETS	30,877,886	38,556,938
Number of Units	23,634.331	24,863.954
Net asset value per Unit	$ 1,306.48	$ 1,550.72
SERIES B
ASSETS
U.S. Government securities, at fair value (amortized cost)	9,350,000	22,280,495
Due from brokers	23,607,831	28,947,633
Unrealized appreciation on open forward contracts	242,377	585,137
Futures contracts sold	574,341	0
Futures contracts purchased	72,548	5,898,383
Cash	656,150	1,299,407
Total assets	34,503,247	59,011,055
LIABILITIES
Unrealized depreciation on open forward contracts	155,689	140,994
Futures contracts sold	0	964,520
Subscriptions received in advance	90,700	921,595
Redemptions payable	1,371,630	2,198,137
Management fees payable	111,846	87,933
Fees payable	221,570	189,343
Total liabilities	1,951,435	4,502,522
NET ASSETS	$ 32,551,812	$ 54,508,533
Number of Units	23,394.345	30,734.73
Net asset value per Unit	$ 1,391.44	$ 1,773.52

Statements of Assets and Liabilities (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	$ 17,650,000	$ 38,347,223
MF Global reserve (See Note 4)	866,676
SERIES A
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	8,300,000	16,066,728
MF Global reserve (See Note 4)	337,063
SERIES B
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	9,350,000	22,280,495
MF Global reserve (See Note 4)	$ 529,613

Condensed Schedule of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.70%
Fair Value	$ 129,011		$ 667,586
Future contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		7.90%
Fair Value	1,038,654		7,327,528
United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value	17,650,000		38,355,000
Percentage of Net Assets	27.80%		41.20%
Fair Value	17,650,000		38,347,223
Unrealized appreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.90%
Fair Value	372,011		865,855
Unrealized appreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.90%
Fair Value	372,011		865,855
Unrealized depreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.20%)
Fair Value	(243,000)		(198,269)
Unrealized depreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.20%)
Fair Value	(243,000)		(198,269)
Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		9.40%
Fair Value	114,873		8,737,815
Futures contracts purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		2.60%
Fair Value	191,648		2,392,982
Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.70%
Fair Value	(135,434)		695,307
Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.60%
Fair Value	32,139		528,488
Futures contracts purchased | Financial | 2 Year U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	8,297
Futures contracts purchased | Financial | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	23,842
Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.00%
Fair Value	60,876		900,409
Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.50%
Fair Value	45,373		423,138
Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			340,160
Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		3.70%
Fair Value	(79,729)		3,457,331
Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.50%		(1.50%)
Fair Value	923,781		(1,410,287)
Futures contracts sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.10%
Fair Value	244,336		114,862
Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.10%)
Fair Value	178,160		(102,401)
Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(83,833)
Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	35,521
Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%
Fair Value	98,142		53,323
Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	21,080
Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		(1.50%)
Fair Value	346,542		(1,392,238)
Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		8.60%
Fair Value	1,167,665		7,995,114
Futures and forward contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.00%	[1]
Fair Value	43,954		30,575
Futures and forward contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			229,304
Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	305,388		369,324
Futures and forward contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%
Fair Value	39,646		255,318
Futures and forward contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		1.70%
Fair Value	251,264		1,536,949
Futures and forward contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		4.10%
Fair Value	480,241		3,853,276
Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.90%
Fair Value	47,172		1,720,368
SERIES A | Forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.60%
Fair Value	42,323		223,443
SERIES A | Future contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		6.20%
Fair Value	391,765		2,393,665
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value	8,300,000		16,070,000
Percentage of Net Assets	26.90%		41.70%
Fair Value	8,300,000		16,066,728
SERIES A | Unrealized appreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.70%
Fair Value	129,634		280,718
SERIES A | Unrealized appreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.70%
Fair Value	129,634		280,718
SERIES A | Unrealized depreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.10%)
Fair Value	(87,311)		(57,275)
SERIES A | Unrealized depreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.10%)
Fair Value	(87,311)		(57,275)
SERIES A | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		7.40%
Fair Value	42,325		2,839,432
SERIES A | Futures contracts purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		2.00%
Fair Value	74,826		786,137
SERIES A | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.50%
Fair Value	(53,540)		210,169
SERIES A | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.50%
Fair Value	9,382		179,475
SERIES A | Futures contracts purchased | Financial | 2 Year U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	3,156
SERIES A | Futures contracts purchased | Financial | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	6,226
SERIES A | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.80%
Fair Value	24,213		289,469
SERIES A | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%
Fair Value	16,419		125,631
SERIES A | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			109,620
SERIES A | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		3.00%
Fair Value	(28,975)		1,138,931
SERIES A | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		(1.20%)
Fair Value	349,440		(445,767)
SERIES A | Futures contracts sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		0.10%
Fair Value	93,543		38,756
SERIES A | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		(0.10%)
Fair Value	65,240		(30,790)
SERIES A | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(32,675)
SERIES A | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	12,966
SERIES A | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	42,193		23,130
SERIES A | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	8,280
SERIES A | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(1.20%)
Fair Value	127,218		(444,188)
SERIES A | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		6.80%
Fair Value	434,088		2,617,108
SERIES A | Futures and forward contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	17,684		8,946
SERIES A | Futures and forward contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			72,644
SERIES A | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		0.30%
Fair Value	114,090		127,982
SERIES A | Futures and forward contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.20%
Fair Value	16,951		84,669
SERIES A | Futures and forward contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		1.30%
Fair Value	89,702		503,875
SERIES A | Futures and forward contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		3.30%
Fair Value	181,301		1,263,872
SERIES A | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.40%
Fair Value	14,360		555,120
SERIES B | Forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.80%
Fair Value	86,688		444,143
SERIES B | Future contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.00%		9.00%
Fair Value	646,889		4,933,863
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value	9,350,000		22,285,000
Percentage of Net Assets	28.70%		40.90%
Fair Value	9,350,000		22,280,495
SERIES B | Unrealized appreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		1.10%
Fair Value	242,377		585,137
SERIES B | Unrealized appreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		1.10%
Fair Value	242,377		585,137
SERIES B | Unrealized depreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.30%)
Fair Value	(155,689)		(140,994)
SERIES B | Unrealized depreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.30%)
Fair Value	(155,689)		(140,994)
SERIES B | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		10.70%
Fair Value	72,548		5,898,383
SERIES B | Futures contracts purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		2.90%
Fair Value	116,822		1,606,845
SERIES B | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.90%
Fair Value	(81,894)		485,138
SERIES B | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.60%
Fair Value	22,757		349,013
SERIES B | Futures contracts purchased | Financial | 2 Year U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	5,141
SERIES B | Futures contracts purchased | Financial | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	17,616
SERIES B | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.10%
Fair Value	36,663		610,940
SERIES B | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.50%
Fair Value	28,954		297,507
SERIES B | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			230,540
SERIES B | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		4.30%
Fair Value	(50,754)		2,318,400
SERIES B | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		(1.70%)
Fair Value	574,341		(964,520)
SERIES B | Futures contracts sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.10%
Fair Value	150,793		76,106
SERIES B | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.10%)
Fair Value	112,920		(71,611)
SERIES B | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(51,158)
SERIES B | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	22,555
SERIES B | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%
Fair Value	55,949		30,193
SERIES B | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	12,800
SERIES B | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		(1.70%)
Fair Value	219,324		(948,050)
SERIES B | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.20%		9.80%
Fair Value	733,577		5,378,006
SERIES B | Futures and forward contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.00%	[1]
Fair Value	26,270		21,629
SERIES B | Futures and forward contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			156,660
SERIES B | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	191,298		241,342
SERIES B | Futures and forward contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%
Fair Value	22,695		170,649
SERIES B | Futures and forward contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		1.90%
Fair Value	161,562		1,033,074
SERIES B | Futures and forward contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		4.80%
Fair Value	298,940		2,589,404
SERIES B | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		2.10%
Fair Value	$ 32,812		$ 1,165,248

[1]	*Due to rounding

Condensed Schedule of Investments (Parenthetical) (USD $)	Feb. 23, 2012	Feb. 24, 2011
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 17,650,000	$ 38,347,223
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	8,300,000	16,066,728
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 9,350,000	$ 22,280,495

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
Investment income, interest	$ 44,362		$ 58,830
Expenses
Selling commission	3,456,091		3,418,467
Brokerage commissions	1,604,501		2,231,559
Management fee	1,598,542		1,581,025
Ongoing offering expenses	864,072		854,610
Operating expenses	129,613		128,189
MF Global reserve (See Note 4)	866,676
Other	51,129		34,178
Total expenses	8,570,624		8,248,028
Net investment loss	(8,526,262)		(8,189,198)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(78,663)		16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(6,827,449)		7,312,721
Net gain (loss) on investments	(6,906,112)		23,457,235
Net increase (decrease) in net assets from operations	(15,432,374)		15,268,037
SERIES A
Limited Partners' Capital Account [Line Items]
Investment income, interest	20,663		28,761
Expenses
Selling commission	1,499,588		1,420,292
Brokerage commissions	544,421		702,326
Management fee	693,659		656,877
Ongoing offering expenses	374,951		355,069
Operating expenses	56,243		53,260
MF Global reserve (See Note 4)	337,063
Other	19,866		15,126
Total expenses	3,525,791		3,202,950
Net investment loss	(3,505,128)		(3,174,189)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(334,077)		5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,183,020)		2,396,138
Net gain (loss) on investments	(2,517,097)		8,264,993
Net increase (decrease) in net assets from operations	(6,022,225)		5,090,804
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ (246.81)	[1]	$ 196.01	[1]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (244.23)		$ 196.23
SERIES B
Limited Partners' Capital Account [Line Items]
Investment income, interest	23,699		30,069
Expenses
Selling commission	1,956,503		1,998,175
Brokerage commissions	1,060,080		1,529,233
Management fee	904,883		924,148
Ongoing offering expenses	489,121		499,541
Operating expenses	73,370		74,929
MF Global reserve (See Note 4)	529,613
Other	31,263		19,052
Total expenses	5,044,833		5,045,078
Net investment loss	(5,021,134)		(5,015,009)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	255,414		10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,644,429)		4,916,583
Net gain (loss) on investments	(4,389,015)		15,192,242
Net increase (decrease) in net assets from operations	$ (9,410,149)		$ 10,177,233
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ (337.97)	[2]	$ 297.46	[2]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (382.08)		$ 318.88

[1]	Weighted average number of Units outstanding for Series A for the Years Ended December 31, 2011 and December 31, 2010: 24,400.48 and 25,971.98, respectively.
[2]	Weighted average number of Units outstanding for Series B for the Years Ended December 31, 2011 and December 31, 2010: 27,843.37 and 34,214.30, respectively.

Statements of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SERIES A
Limited Partners' Capital Account [Line Items]
Weighted average number of units outstanding	24,400.48	25,971.98
SERIES B
Limited Partners' Capital Account [Line Items]
Weighted average number of units outstanding	27,843.37	34,214.3

Statements of Changes in Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Increase (decrease) in net assets from operations
Net investment loss	$ (8,526,262)	$ (8,189,198)
Net realized gain (loss) on futures and forward contracts	(78,663)	16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(6,827,449)	7,312,721
Net increase (decrease) in net assets from operations	(15,432,374)	15,268,037
Capital share transactions
Issuance of Units	8,758,785	10,978,166
Redemption of Units	(22,962,184)	(18,316,575)
Net increase (decrease) in net assets from capital share transactions	(14,203,399)	(7,338,409)
Net increase (decrease) in net assets	(29,635,773)	7,929,628
Net assets, beginning of year	93,065,471	85,135,843
Net assets, end of year	63,429,698	93,065,471
SERIES A
Increase (decrease) in net assets from operations
Net investment loss	(3,505,128)	(3,174,189)
Net realized gain (loss) on futures and forward contracts	(334,077)	5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,183,020)	2,396,138
Net increase (decrease) in net assets from operations	(6,022,225)	5,090,804
Capital share transactions
Issuance of Units	4,697,837	7,239,910
Redemption of Units	(6,354,664)	(7,086,271)
Net increase (decrease) in net assets from capital share transactions	(1,656,827)	153,639
Net increase (decrease) in net assets	(7,679,052)	5,244,443
Net assets, beginning of year	38,556,938	33,312,495
Net assets, end of year	30,877,886	38,556,938
Units, beginning of year	24,863.954	24,594.117
Issuance of Units	3,038.045	5,431.21
Redemption of Units	(4,267.668)	(5,161.373)
Units, end of year	23,634.331	24,863.954
SERIES B
Increase (decrease) in net assets from operations
Net investment loss	(5,021,134)	(5,015,009)
Net realized gain (loss) on futures and forward contracts	255,414	10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,644,429)	4,916,583
Net increase (decrease) in net assets from operations	(9,410,149)	10,177,233
Capital share transactions
Issuance of Units	4,060,948	3,738,256
Redemption of Units	(16,607,520)	(11,230,304)
Net increase (decrease) in net assets from capital share transactions	(12,546,572)	(7,492,048)
Net increase (decrease) in net assets	(21,956,721)	2,685,185
Net assets, beginning of year	54,508,533	51,823,348
Net assets, end of year	$ 32,551,812	$ 54,508,533
Units, beginning of year	30,734.73	35,626.349
Issuance of Units	2,282.737	2,613.002
Redemption of Units	(9,623.122)	(7,504.621)
Units, end of year	23,394.345	30,734.73

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net increase (decrease) in net assets from operations	$ (15,432,374)	$ 15,268,037
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(123,446,760)	(144,921,765)
Sales and maturities of U.S. government securities	144,160,024	149,020,000
Amortization of discounts and premiums	(16,041)	(42,401)
Increase (decrease) in due from brokers	2,849,471	(6,064,445)
Increase (decrease) in unrealized appreciation on open forward contracts	493,844	(169,343)
Increase (decrease) in futures contracts purchased	8,622,942	(7,164,054)
Increase (decrease) in unrealized depreciation on open forward contracts	44,731	(1,353,979)
Increase (decrease) in futures contracts sold	(2,334,068)	1,374,655
Increase in management fees	64,488	14,584
Increase in fees payable	101,352	56,749
Net cash provided by (used in) operating activities	15,107,609	6,018,038
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	7,732,694	12,158,957
Redemptions, net of redemptions payable	(23,920,889)	(16,749,111)
Net cash provided by (used in) financing activities	(16,188,195)	(4,590,154)
Net increase (decrease) in cash	(1,080,586)	1,427,884
Cash, beginning of year	2,069,942	642,058
Cash, end of year	989,356	2,069,942
SERIES A
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(6,022,225)	5,090,804
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(54,284,521)	(60,809,701)
Sales and maturities of U.S. government securities	62,057,937	60,780,000
Amortization of discounts and premiums	(6,688)	(17,759)
Increase (decrease) in due from brokers	(2,490,331)	(3,193,478)
Increase (decrease) in unrealized appreciation on open forward contracts	151,084	(93,270)
Increase (decrease) in futures contracts purchased	2,797,107	(2,373,970)
Increase (decrease) in unrealized depreciation on open forward contracts	30,036	(363,992)
Increase (decrease) in futures contracts sold	(795,207)	435,094
Increase in management fees	40,575	8,390
Increase in fees payable	69,125	27,498
Net cash provided by (used in) operating activities	1,546,892	(510,384)
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	4,502,641	7,499,106
Redemptions, net of redemptions payable	(6,486,862)	(6,829,657)
Net cash provided by (used in) financing activities	(1,984,221)	669,449
Net increase (decrease) in cash	(437,329)	159,065
Cash, beginning of year	770,535	611,470
Cash, end of year	333,206	770,535
SERIES B
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(9,410,149)	10,177,233
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(69,162,239)	(84,112,064)
Sales and maturities of U.S. government securities	82,102,087	88,240,000
Amortization of discounts and premiums	(9,353)	(24,642)
Increase (decrease) in due from brokers	5,339,802	(2,870,967)
Increase (decrease) in unrealized appreciation on open forward contracts	342,760	(76,073)
Increase (decrease) in futures contracts purchased	5,825,835	(4,790,084)
Increase (decrease) in unrealized depreciation on open forward contracts	14,695	(989,987)
Increase (decrease) in futures contracts sold	(1,538,861)	939,561
Increase in management fees	23,913	6,194
Increase in fees payable	32,227	29,251
Net cash provided by (used in) operating activities	13,560,717	6,528,422
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	3,230,053	4,659,851
Redemptions, net of redemptions payable	(17,434,027)	(9,919,454)
Net cash provided by (used in) financing activities	(14,203,974)	(5,259,603)
Net increase (decrease) in cash	(643,257)	1,268,819
Cash, beginning of year	1,299,407	30,588
Cash, end of year	$ 656,150	$ 1,299,407

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Nature of Operations
(1)	Nature of Operations

Organization and Business

Superfund Green, L.P. (the “Fund”), a Delaware limited partnership, commenced operations on November 5, 2002. The Fund was organized to trade speculatively in the United States of America (“U.S.”) and international commodity futures markets using a fully-automated computerized trading system. The Fund has issued two classes of Units, Series A and Series B (the “Series”). The two Series are traded and managed the same way except for the degree of leverage.

The term of the Fund shall continue until December 31, 2050, unless terminated earlier by the Fund’s general partner, Superfund Capital Management, Inc. (“Superfund Capital Management”), or by operation of law or a decline in the aggregate net assets of such Series to less than $500,000.

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Basis of Presentation and Significant Accounting Policies
(2)	Basis of Presentation and Significant Accounting Policies

(a)	Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

(b)	Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h) – Fair Value Measurements).

(c)	Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

(d)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting – Balance Sheet.

(e)	Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Superfund Capital Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

ASU 2010-06

In January 2010, FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which amends the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) and requires new disclosures regarding transfers in and out of Level 1 and 2 categories, as well as requires entities to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. As of January 1, 2010, the Fund adopted ASU 2010-06 except for the disclosures about purchases, sales, issuances, and settlements in the rollforward activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Fund’s financial statement disclosures.

(h)	Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward and swap positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the year ended December 31, 2011 and December 31, 2010, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P. – Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P. – Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2010:

Superfund Green, L.P.

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$38,347,223	$—	$38,347,223	$—
Unrealized appreciation on open forward contracts	865,855	—	865,855	—
Futures contracts purchased	8,737,815	8,737,815	—	—

Total Assets Measured at Fair Value	$47,950,893	$8,737,815	$39,213,078	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$198,269	$—	$198,269	$—
Futures contracts sold	1,410,287	1,410,287	—	—

Total Liabilities Measured at Fair Value	$1,608,556	$1,410,287	$198,269	$—

Superfund Green, L.P. – Series A

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$16,066,728	$—	$16,066,728	$—
Unrealized appreciation on open forward contracts	280,718	—	280,718	—
Futures contracts purchased	2,839,432	2,839,432	—	—

Total Assets Measured at Fair Value	$19,186,878	$2,839,432	$16,347,446	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$57,275	$—	$57,275	$—
Futures contracts sold	445,767	445,767	—	—

Total Liabilities Measured at Fair Value	$503,042	$445,767	$57,275	$—

Superfund Green, L.P. – Series B

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$22,280,495	$—	$22,280,495	$—
Unrealized appreciation on open forward contracts	585,137	—	585,137	—
Futures contracts purchased	5,898,383	5,898,383	—	—

Total Assets Measured at Fair Value	$28,764,015	$5,898,383	$22,865,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$140,994	$—	$140,994	$—
Futures contracts sold	964,520	964,520	—	—

Total Liabilities Measured at Fair Value	$1,105,514	$964,520	$140,994	$—

Disclosure of derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2011
Disclosure of derivative instruments and hedging activities [Abstract]
Disclosure of derivative instruments and hedging activities
(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$865,855	$—	$865,855

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(198,269)	(198,269)

Futures contracts	Futures contracts purchased	8,737,815	—	8,737,815

Futures contracts	Futures contracts sold	—	(1,410,287)	(1,410,287)

Totals		$9,603,670	$(1,608,556)	$7,995,114

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(441,511)	$(538,574)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	362,848	(6,288,875)

Total		$(78,663)	$(6,827,449)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(2,128,246)	$1,523,322

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	18,272,760	5,789,399

Total		$16,144,514	$7,312,721

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$738,372	0.8	$(54,386)	(0.1)		$127,483	0.1		$(143,883)	(0.2)	$667,586
Currency	2,396,944	2.6	(3,962)	(0.0	)*	191,700	0.2		(76,838)	(0.1)	2,507,844
Financial	560,237	0.6	(31,749)	(0.0	)*	29,494	0.0	*	(113,327)	(0.1)	444,655
Food & Fiber	902,002	1.0	(1,593)	(0.0	)*	—	—		—	—	900,409
Indices	762,166	0.8	(339,028)	(0.4)		61,638	0.1		(8,315)	(0.0)*	476,461
Metals	3,486,182	3.7	(28,851)	(0.0	)*	—	—		(1,392,238)	(1.5)	2,065,093
Energy	791,456	0.9	(96,149)	(0.1)		—	—		(102,401)	(0.1)	592,906
Livestock	340,330	0.4	(170)	(0.0	)*	—	—		—	—	340,160

Totals	$9,977,689	10.7	$(555,888)	(0.6)		$410,315	0.4		$(1,837,002)	(2.0)	$7,995,114

*	Due to rounding

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	196	207	$1,603,144	$1,440,368

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	3,591	785
Financial	5,965	1,015
Food & Fiber	442	272
Indices	2,426	1,715
Metals	872	309
Energy	1,138	1,405
Livestock	189	85

Total	14,819	5,793

*	Based on quarterly holdings

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	173	187	$1,896,542	$(2,119,850)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,318	263
Financial	5,007	1,784
Food & Fiber	642	650
Indices	3,825	537
Metals	1,129	133
Energy	139	79
Livestock	1,396	943

Total	14,629	4,576

*	Based on quarterly holdings

Superfund Green, L.P. trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(441,511)	$(538,575)	$(980,086)
Currency	(3,878,505)	(2,071,860)	(5,950,365)
Financial	7,438,782	(412,516)	7,026,266
Food & Fiber	(1,921,994)	(804,012)	(2,726,006)
Indices	(7,045,520)	(332,946)	(7,378,466)
Metals	3,760,578	(1,798,280)	1,962,298
Livestock	(562,880)	(319,080)	(881,960)
Energy	2,572,387	(550,180)	2,022,207

Total net trading gain	$(78,663)	$(6,827,449)	$(6,906,112)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(2,128,246)	$1,523,322	$(604,924)
Currency	2,744,244	3,138,981	5,883,225
Financial	12,868,844	780,657	13,649,501
Food & Fiber	708,330	(160,053)	548,277
Indices	2,314,961	(1,675,425)	639,536
Metals	5,336,009	3,117,669	8,453,678
Livestock	(697,290)	410,720	(286,570)
Energy	(5,002,338)	176,850	(4,825,488)

Total net trading loss	$16,144,514	$7,312,721	$23,457,235

Superfund Green, L.P.—Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$280,718	$—	$280,718

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(57,275)	(57,275)

Futures contracts	Futures contracts purchased	2,839,432	—	2,839,432

Futures contracts	Futures contracts sold	—	(445,767)	(445,767)

Totals		$3,120,150	$(503,042)	$2,617,108

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Loss on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(149,986)	$(181,120)

Futures contracts	Net realized and unrealized loss on futures and forward contracts	(184,091)	(2,001,900)

Total		$(334,077)	$(2,183,020)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(522,897)	$457,262

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	6,391,752	1,938,876

Total		$5,868,855	$2,396,138

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	(0.0	)*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

*	Due to rounding

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$239,419	0.6	$(21,762)	(0.0	)*	$41,299	0.1		$(35,513)	(0.1)	$223,443
Currency	787,461	2.0	(1,324)	(0.0	)*	63,900	0.2		(25,144)	(0.1)	824,893
Financial	189,781	0.5	(10,306)	(0.0	)*	5,112	0.0	*	(37,787)	(0.1)	146,800
Food & Fiber	290,036	0.8	(567)	(0.0	)*	—	—		—	—	289,469
Indices	236,418	0.6	(110,787)	(0.3)		27,165	0.1		(4,035)	(0.0)*	148,761
Metals	1,148,734	3.0	(9,803)	(0.0	)*	—	—		(444,188)	(1.2)	694,743
Energy	241,741	0.6	(31,572)	(0.1)		—	—		(30,790)	(0.1)	179,379
Livestock	109,680	0.3	(60)	(0.0	)*	—	—		—	—	109,620

Totals	$3,243,270	8.4	$(186,181)	(0.4)		$137,476	0.4		$(577,457)	(1.6)	$2,617,108

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	81	$421,962	$358,827

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,098	207
Financial	1,769	394
Food & Fiber	149	70
Indices	829	502
Metals	262	107
Energy	314	426
Livestock	57	24

Totals	4,553	1,811

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	77	82	$559,181	$(609,048)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	744	86
Financial	1,480	622
Food & Fiber	217	197
Indices	1,289	159
Metals	355	42
Energy	434	305
Livestock	45	25

Totals	4,641	1,518

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(149,986)	$(181,120)	$(331,106)
Currency	(1,590,241)	(656,524)	(2,246,765)
Financial	2,439,482	(137,418)	2,302,064
Food & Fiber	(694,402)	(252,290)	(946,692)
Indices	(2,176,386)	(90,149)	(2,266,535)
Metals	1,374,483	(596,500)	777,983
Livestock	(206,600)	(101,340)	(307,940)
Energy	669,573	(167,679)	501,894

Total net trading gain	$(334,077)	$(2,183,020)	$(2,517,097)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(522,897)	$457,262	$(65,635)
Currency	1,096,391	1,001,488	2,097,879
Financial	4,048,496	224,227	4,272,723
Food & Fiber	176,523	(5,505)	171,018
Indices	792,597	(448,785)	343,812
Metals	1,881,266	978,538	2,859,804
Livestock	(212,180)	129,680	(82,500)
Energy	(1,391,341)	59,233	(1,332,108)

Total net trading loss	$5,868,855	$2,396,138	$8,264,993

Superfund Green, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$585,137	$—	$585,137

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(140,994)	(140,994)

Futures contracts	Futures contracts purchased	5,898,383	—	5,898,383

Futures contracts	Futures contracts sold	—	(964,520)	(964,520)

Totals		$6,483,520	$(1,105,514)	$5,378,006

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized loss on futures and forward contracts	$(291,525)	$(357,454)

Futures contracts	Realized and unrealized gain (loss) on futures and forward contracts	546,939	(4,286,975)

Total		$255,414	$(4,644,429)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized gain (loss) on futures and forward contracts	$(1,605,349)	$1,066,060

Futures contracts	Realized and unrealized gain on futures and forward contracts	11,881,008	3,850,523

Total		$10,275,659	$4,916,583

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	(0.0	)*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$498,953	0.9	$(32,624)	(0.1)		$86,184	0.2		$(108,370)	(0.2)	$444,143
Currency	1,609,483	2.9	(2,638)	(0.0	)*	127,800	0.2		(51,694)	(0.1)	1,682,951
Financial	370,456	0.6	(21,443)	(0.0	)*	24,382	0.0	*	(75,540)	(0.1)	297,855
Food & Fiber	611,966	1.1	(1,026)	(0.0	)*	—	—		—	—	610,940
Indices	525,748	0.9	(228,241)	(0.4)		34,473	0.1		(4,280)	(0.0)*	327,700
Metals	2,337,448	4.3	(19,048)	(0.0	)*	—	—		(948,050)	(1.7)	1,370,350
Energy	549,715	1.0	(64,577)	(0.1)		—	—		(71,611)	(0.1)	413,527
Livestock	230,650	0.4	(110)	(0.0	)*	—	—		—	—	230,540

Totals	$6,734,419	12.1	$(369,707)	(0.6)		$272,839	0.5		$(1,259,545)	(2.2)	$5,378,006

*	Due to rounding

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	121	126	$1,181,182	$1,081,541

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,493	578
Financial	4,196	621
Food & Fiber	293	202
Indices	1,597	1,213
Metals	610	202
Livestock	132	61
Energy	824	979

Totals	10,266	3,982

*	Based on quarterly holdings

Series B average contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	96	105	$1,337,361	$(1,510,802)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,574	177
Financial	3,527	1,162
Food & Fiber	425	453
Indices	2,536	378
Metals	774	91
Livestock	94	54
Energy	962	638

Totals	9,988	3,058

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(291,525)	$(357,455)	$(648,980)
Currency	(2,288,264)	(1,415,336)	(3,703,600)
Financial	4,999,300	(275,098)	4,724,202
Food & Fiber	(1,227,592)	(551,722)	(1,779,314)
Indices	(4,869,134)	(242,797)	(5,111,931)
Metals	2,386,095	(1,201,780)	1,184,315
Livestock	(356,280)	(217,740)	(574,020)
Energy	1,902,814	(382,501)	1,520,313

Total net trading gain	$255,414	$(4,644,429)	$(4,389,015)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(1,605,349)	$1,066,060	$(539,289)
Currency	1,647,853	2,137,493	3,785,346
Financial	8,820,348	556,430	9,376,778
Food & Fiber	531,807	(154,548)	377,259
Indices	1,522,364	(1,226,640)	295,724
Metals	3,454,743	2,139,131	5,593,874
Livestock	(485,110)	281,040	(204,070)
Energy	(3,610,997)	117,617	(3,493,380)

Total net trading gain	$10,275,659	$4,916,583	$15,192,242

Due from/to Brokers	12 Months Ended
Dec. 31, 2011
Due from/to Brokers [Abstract]
Due from/to Brokers
(4)	Due from/to Brokers

Due from brokers consist of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of December 31, 2011, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global reported to the SEC and the CFTC possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by SIPC would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. On November 21, 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, the General Partner caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall as of October 31, 2011. As of December 31, 2011 approximately $1.27 million of Series A assets were still on deposit in an account(s) at MF Global. These assets represented approximately 4.1% of Series A’s net asset value of approximately $30.88 million as of December 31, 2011. On October 31, 2011, Series A recorded a reserve that reduced the net asset value by $337,063 (or approximately $14.26 per Series A Unit) as of December 31, 2011. As of December 31, 2011 approximately $2.35 million of Series B assets were still on deposit in an account(s) at MF Global. These assets represent approximately 7.2% of Series B’s net asset value of approximately $32.55 million as of December 31, 2011. On October 31, 2011, Series B recorded a reserve that reduced the net asset value by $529,613 (or approximately $22.51 per Series B Unit) as of December 31, 2011. The General Partner does not believe that the MF Global liquidation will have a material impact on the ongoing trading operations of the Fund. However, because MF Global is still in the liquidation process as of today, further developments in the MF Global liquidation proceedings may have an impact on the ability of the Fund to:

•	satisfy redemption requests in the normal 20-day time period;

•	adequately value redemption requests in the ordinary timeframe;

•	accept new subscriptions and properly value the net asset value for new subscribers; and

•	provide for accurate valuation in the Fund’s account statements provided to Limited Partners.

There can be no assurances:

•	that the Fund will have immediate access to any or all of its assets in accounts held at MF Global; and

•	as to the amount or value of those assets in the context of the bankruptcy.

Future actions involving MF Global may impact the Fund’s ability to value the portion of its assets held at MF Global and/or delay the payment of a Limited Partner’s pro rata share of such assets upon redemption. The foregoing reserve is based upon available information. As additional information becomes available, additional reserves may be taken or prior reserves reversed. As a result, all Limited Partners will participate in any future reserves taken (resulting in decreases in the Fund’s net asset value) or any reversal of prior reserves (resulting in increases in the Fund’s net asset value) to the extent that such Limited Partner holds Units at the time that such reserve is taken or reversed.

Allocation of Net Profits and Losses	12 Months Ended
Dec. 31, 2011
Allocation of Net Profits and Losses [Abstract]
Allocation of Net Profits and Losses
(5)	Allocation of Net Profits and Losses

In accordance with the Fifth Amended and Restated Limited Partnership Agreement, net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in the earnings of the Fund until the following January.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(6)	Related Party Transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 1.85% of month-end net assets (1.85% per annum) of net assets, ongoing offering expenses equal to one-twelfth of 1% of month-end net assets (1% per annum), not to exceed the amount of actual expenses incurred, and monthly operating expenses equal to one-twelfth of 0.15% of month-end net assets (0.15% per annum), not to exceed the amount of actual expenses incurred. Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered. In addition, Superfund Asset Management, Inc., an affiliate of Superfund Capital Management, serves as the introducing broker for the Fund’s futures transactions and receives a portion of the brokerage commissions paid by the Fund in connection with its futures trading, Superfund USA, an entity related to Superfund Capital Management by common ownership, shall be paid monthly selling commissions equal to one-twelfth of 4% (4% per annum) of the month-end net asset value of the Fund. However, the maximum cumulative selling commission per Unit is limited to 10% of the initial public offering price of Units sold. Selling commissions charged as of the end of each month in excess of 10% of the initial public offering price of Units sold shall not be paid out to any selling agent but shall instead be held in a separate account. Accrued monthly performance fees, if any, will then be charged against both net assets of the Fund as of month-end, as well as against amounts held in the separate account. Any increase or decrease in net assets and any accrued interest will then be credited or charged to each investor (a “Limited Partner”) on a pro rata basis. The remainder of the amounts held in the separate account, if any, shall then be reinvested in Units as of such month-end, at the current net asset value, for the benefit of the appropriate Limited Partner. The amount of any distribution to a Limited Partner, any amount paid to a Limited Partner on redemption of Units and any redemption fee paid to Superfund Capital Management upon the redemption of Units will be charged to that Limited Partner. Selling commissions are shown gross on the statement of operations and amounts over the 10% selling commission threshold are rebated to the Limited Partner by purchasing Units of the Fund. For the year ended December 31, 2011, rebated selling commissions amounted to $555,389 for Series A and $643,905 for Series B.

As of December 31, 2011, Superfund Capital Management owned 386.799 Units of Series A, representing 1.60% of the total issued Units of Series A, and 532.732 Units of Series B, representing 2.18% of the total issued Units of Series B, having a combined value of $1,245,854. Losses allocated to Units of Series A and Series B owned by Superfund Capital Management were $297,773 for the year ended December 31, 2011. Selling commissions over the 10% threshold in the amount of $7,003 were rebated to Superfund Capital Management during this period through the purchase of 4.511 Units of Series A. Superfund Capital Management did not make any other contributions to or withdrawals from either Series during this period. Superfund Capital Management’s ownership of Units of Series A and Series B is included in the overall changes in capital activity reported in the Statements of Changes in Net Assets.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Financial Highlights
(7)	Financial Highlights

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A		SERIES B
Total return*
Total return before incentive fees and MF Global reserve	(14.8)%		(20.3)%
Incentive fees	0.0		0.0
MF Global reserve	(0.9)%		(1.3)%

Total return after incentive fees	(15.7)%		(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%		9.2%
Incentive fees	0.0		0.0
MF Global reserve	0.9%		1.1%

Total expenses	9.4%		10.3%

Net investment loss	(9.4	) %	(10.2	) %
Net asset value per unit, beginning of period	$1,550.72		$1,773.52
Net investment loss	(143.34)		(178.54)
Net loss on investments	(100.90)		(203.54)
Net asset value per unit, end of period	$1,306.48		$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(244.24)	$(382.08)

Financial highlights for the year ended December 31, 2010, are as follows:

	SERIES A	SERIES B
Total return
Total return before incentive fees	14.5%	21.9%
Incentive fees	0.0	0.0

Total return after incentive fees	14.5%	21.9%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.1%	10.1%
Incentive fees	0.0	0.5

Total expenses	9.1%	10.1%

Net investment loss	(9.0)%	(10.1)%
Net asset value per unit, beginning of period	$1,354.49	$1,454.64
Net investment loss	(122.46)	(145.97)
Net gain on investments	318.69	464.85

Net asset value per unit, end of period	$1,550.72	$1,773.52

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$196.01	$297.46

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$196.23	$318.88

Financial Instrument Risk	12 Months Ended
Dec. 31, 2011
Financial Instrument Risk [Abstract]
Financial Instrument Risk
(8)	Financial Instrument Risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange traded futures were $1,788,886 and $750,232, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $372,011 and $243,000, respectively, at December 31, 2011.

For Series A, gross unrealized gains and losses related to exchange traded futures were $676,681 and $284,916, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $129,634 and $87,311, respectively, at December 31, 2011.

For Series B, gross unrealized gains and losses related to exchange traded futures were $1,112,205 and $465,316, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $242,377 and $155,689, respectively, at December 31, 2011.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management is unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc., Barclays Capital Inc., and Rosenthal Collins Group, L.L.C. Prior to its insolvency, the Fund used MF Global, Inc. as one of its futures commission merchants. See Note 4 for MF Global discussion.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions and collateral positions.

The majority of these instruments mature within one year of December 31, 2011. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

Subscriptions and Redemptions	12 Months Ended
Dec. 31, 2011
Subscriptions and Redemptions [Abstract]
Subscriptions and Redemptions
(9)	Subscriptions and Redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to the escrow agent, HSBC Bank USA. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or the subscription funds are returned.

A Limited Partner may request any or all of his investment in such Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of each month, subject to a minimum redemption of $1,000 and subject further to such Limited Partner having an investment in such Series, after giving effect to the requested redemption, at least equal to the minimum initial investment amount of $5,000. Limited Partners must transmit a written request of such withdrawal to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which redemption is to be effective. Redemptions will generally be paid within twenty days after the date of redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are the subject of such default or delay. The Fund’s prospectus provides “if the net asset value per Unit within a Series as of the end of any business day declines by 50% or more from either the prior year-end or the prior month-end Unit value of such Series, Superfund Capital Management will suspend trading activities, notify all Limited Partners within such Series of the relevant facts within seven business days and declare a special redemption period.”

Indemnification	12 Months Ended
Dec. 31, 2011
Indemnification [Abstract]
Indemnification

(10) Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events [Abstract]
Subsequent events

(11) Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.